SUN CAPITAL ADVISERS TRUST

One Sun Life Executive Park

Wellesley Hills, MA 02481

May 1, 2012

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

File Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sun Capital Advisers Trust (the “Trust”)

File Nos. 333-59093; 811-08879

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I certify on behalf of the Trust that the forms of prospectuses and Statement of Additional Information for all 22 series of the Trust, that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 32 (Amendment No. 33 under the Investment Company Act of 1940, as amended) to the Trust’s registration statement on Form N-1A (Accession No. 0001193125-12-190007). I further certify that Post-Effective Amendment No. 32 was filed electronically with the Securities and Exchange Commission on April 27, 2012 and effective on May 1, 2012 pursuant to Rule 485(b) under the 1933 Act.

If you have any questions or comments concerning this filing, please contact Christopher P. Harvey, Esq. at (617) 728-7167 or Kathryn Cohen at (617) 728-7165, counsel to the Trust.

Sincerely,

/s/ MAURA A. MURPHY, ESQ.
Maura A. Murphy, Esq.

cc:	Ms. Rebecca Marquigny, Esq. (Division of Investment Management)